Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001314414
Entity Inv Company Type	dei_EntityInvCompanyType	N-1
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Feb. 10, 2025
Document Effective Date	dei_DocumentEffectiveDate	Feb. 10, 2025
Prospectus Date	rr_ProspectusDate	Aug. 28, 2024
Toews Agility Shares Managed Risk ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Toews Agility Shares Managed Risk ETF
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund’s primary benchmark index has been changed to the S&P 500 Total Return Index because it is a more appropriate index given the Fund’s strategy and portfolio holdings.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expense or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

The Fund’s primary benchmark index has been changed to the S&P 500 Total Return Index because it is a more appropriate index given the Fund’s strategy and portfolio holdings. The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark. CBOE S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buywrite strategy using S&P 500 index call options. Investor cannot invest directly in an index.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Toews Agility Shares Managed Risk ETF
Ticker Symbol: MRSK Primary Listing Exchange for the Fund: NYSE Arca, Inc.

A Series of Northern Lights Fund Trust

Supplement dated February 10, 2025 to the Prospectus dated August 28, 2024

______________________________________________________________________

Effective immediately, the following replaces the performance table on page 5 of the Summary Prospectus and page 4 of the Prospectus:

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2023)

	One Year	Since Inception of the Fund
Return before taxes	13.38%	10.15%
Return after taxes on distributions	13.22%	8.43%
Return after taxes on distributions and sale of Fund shares	8.04%	7.54%
S&P 500 Total Return Index (reflects no deduction for fees, expense or taxes)	26.29%	15.35%
CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expense or taxes)	11.82%	9.82%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

The Fund’s primary benchmark index has been changed to the S&P 500 Total Return Index because it is a more appropriate index given the Fund’s strategy and portfolio holdings. The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark. CBOE S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buywrite strategy using S&P 500 index call options. Investor cannot invest directly in an index.

--------------------------

The information in this supplement contains new and additional information beyond that in the Prospectus and Statement of Additional Information (“SAI”), August 28, 2024. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.

Toews Agility Shares Managed Risk ETF | S&P 500 Total Return Index (reflects no deduction for fees, expense or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
Since Inception	rr_AverageAnnualReturnSinceInception	15.35%
Toews Agility Shares Managed Risk ETF | CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expense or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.82%
Since Inception	rr_AverageAnnualReturnSinceInception	9.82%
Toews Agility Shares Managed Risk ETF | Toews Agility Shares Managed Risk ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRSK
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	13.38%
Since Inception	rr_AverageAnnualReturnSinceInception	10.15%
Toews Agility Shares Managed Risk ETF | Toews Agility Shares Managed Risk ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.22%
Since Inception	rr_AverageAnnualReturnSinceInception	8.43%
Toews Agility Shares Managed Risk ETF | Toews Agility Shares Managed Risk ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.04%
Since Inception	rr_AverageAnnualReturnSinceInception	7.54%